Fair Value Measurements - New Money PIPE Subscription Agreements and Letter Agreements, Warrants (Details) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 29, 2023 USD ($) $ / shares shares	Jul. 21, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Jul. 21, 2023 USD ($)	Sep. 30, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2016 $ / shares
Fair Value Measurements
Loss on issuance of forward purchase agreement derivative contract			$ (15,500)
Embedded forward purchase agreements and derivative liabilities			48,453		$ 48,453
Change in fair value of embedded forward purchase agreements and derivative liabilities		$ (4,959)	(15,776)	$ (4,959)
Exercise price per warrant | $ / shares								$ 7.3097
Change in fair value of warrants			$ (1,593)			$ 4,416	$ (795)
Priveterra
Fair Value Measurements
Number of warrants issued | shares			14,479,999
Change in fair value of warrants			$ 1,600
Public warrants
Fair Value Measurements
Number of common stock per warrant | shares			1		1
Exercise price per warrant | $ / shares			$ 11.50		$ 11.50
Warrants exercisable term					30 days
Warrants expiration term			5 years		5 years
Redemption price per warrant | $ / shares					$ 0.01
Redemption period					30 days
Public warrants | if the closing price of the Company's common stock equals or exceeds $18.00 per share
Fair Value Measurements
Share price | $ / shares			$ 18.00		$ 18.00
Threshold trading days for redemption of warrants | D					20
Threshold consecutive trading days for redemption of warrants | D					30
Number of business days before the entity send notice of redemption, considered for trading period term | D					3
Public warrants | if the closing price of the Company's common stock equals or exceeds $10.00 per share
Fair Value Measurements
Redemption price per warrant | $ / shares					$ 0.10
Redemption period					30 days
Share price | $ / shares			$ 10.00		$ 10.00
Threshold trading days for redemption of warrants | D					20
Threshold consecutive trading days for redemption of warrants | D					30
Number of business days before the entity send notice of redemption, considered for trading period term | D					3
Public warrants | Priveterra
Fair Value Measurements
Number of warrants issued | shares			9,200,000
Private placement warrants | Priveterra
Fair Value Measurements
Number of warrants issued | shares			5,279,999
New Money PIPE Subscription Agreements | Priveterra | Common Class A [Member]
Fair Value Measurements
Stock Issued During Period, Shares, New Issues | shares	1,001,000
Proceeds from Issuance of Common Stock	$ 7,000
Loss on issuance of common stock shares	$ 3,800
Share price | $ / shares	$ 7.00
Letter Agreement | Sponsor
Fair Value Measurements
Loss on issuance of forward purchase agreement derivative contract	$ (400)
Number of shares to be transferred by sponsor | shares	400,000
Threshold business days for transfer of shares	15 days
Threshold consecutive trading days ending on the trading day immediately prior to the Measurement Date	5 days
Embedded forward purchase agreements and derivative liabilities			$ 700		$ 700
Change in fair value of embedded forward purchase agreements and derivative liabilities			$ 300
Share price | $ / shares	$ 7.00